Related Party Transactions and Balances (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Related Party Transactions [Abstract]
Due from related party	$ 2,187
Sale to related party	$ 15,145	$ 25,932